Warrants Presented at Fair Value (Details) - Schedule of outstanding warrants classified as a liability	12 Months Ended
	Dec. 31, 2019 $ / shares shares
Class of Warrant or Right [Line Items]
Outstanding	107,729,058	[1]
Exercise price (in Dollars per share) | $ / shares	$ 0.01
Fair value	1,504,112
Outstanding Warrants One [Member]
Class of Warrant or Right [Line Items]
Outstanding	120,000
Exercise price (in Dollars per share) | $ / shares	$ 0.92	[2]
Issuance year	2014
Exercisable through		[3]
Fair value	6
Outstanding Warrants Two [Member]
Class of Warrant or Right [Line Items]
Outstanding	296,813
Exercise price (in Dollars per share) | $ / shares	$ 1.50
Issuance year	2015
Exercisable through	2020
Fair value
Outstanding Warrants Three [Member]
Class of Warrant or Right [Line Items]
Outstanding	374,001
Exercise price (in Dollars per share) | $ / shares	$ 1.50
Issuance year	2016
Exercisable through	2021
Fair value	2
Outstanding Warrants Four [Member]
Class of Warrant or Right [Line Items]
Outstanding	905,555
Exercise price (in Dollars per share) | $ / shares	$ 0.17
Issuance year	2017
Exercisable through	2022
Fair value	22,027
Outstanding Warrants Five [Member]
Class of Warrant or Right [Line Items]
Outstanding	333,333
Exercise price (in Dollars per share) | $ / shares	$ 1.50
Issuance year	2017
Exercisable through	2022
Fair value	96
Outstanding Warrants Six [Member]
Class of Warrant or Right [Line Items]
Outstanding	53,333
Exercise price (in Dollars per share) | $ / shares	$ 1.50
Issuance year	2017
Exercisable through	2022
Fair value	2
Outstanding Warrants Seven [Member]
Class of Warrant or Right [Line Items]
Outstanding	50,000
Exercise price (in Dollars per share) | $ / shares	$ 1.50
Issuance year	2017
Exercisable through	2022
Fair value	3
Outstanding Warrants Eight [Member]
Class of Warrant or Right [Line Items]
Outstanding	33,332
Exercise price (in Dollars per share) | $ / shares	$ 1.20
Issuance year	2017
Exercisable through	2022
Fair value	16
Outstanding Warrants Nine [Member]
Class of Warrant or Right [Line Items]
Outstanding	33,332
Exercise price (in Dollars per share) | $ / shares	$ 1.00
Issuance year	2017
Exercisable through	2022
Fair value	16
Outstanding Warrants Ten [Member]
Class of Warrant or Right [Line Items]
Outstanding	675,926
Exercise price (in Dollars per share) | $ / shares		[4]
Issuance year	2017
Exercisable through	2022
Fair value	68,275
Outstanding Warrants Eleven [Member]
Class of Warrant or Right [Line Items]
Outstanding	11,111
Exercise price (in Dollars per share) | $ / shares	$ 1.20
Issuance year	2017
Exercisable through	2022
Fair value	4
Outstanding Warrants Twelve [Member]
Class of Warrant or Right [Line Items]
Outstanding	300,000
Exercise price (in Dollars per share) | $ / shares	$ 0.50
Issuance year	2018
Exercisable through	2023
Fair value	1,560
Outstanding Warrants Thirteen [Member]
Class of Warrant or Right [Line Items]
Outstanding	1,659,971
Exercise price (in Dollars per share) | $ / shares	$ 0.17
Issuance year	2018
Exercisable through	2022
Fair value	11,522
Outstanding Warrants Fourteen [Member]
Class of Warrant or Right [Line Items]
Outstanding	29,411,765
Exercise price (in Dollars per share) | $ / shares	$ 0.17	[5]
Issuance year	2018
Exercisable through	2021(******)	[6]
Fair value	420,386
Outstanding Warrants Fifteen [Member]
Class of Warrant or Right [Line Items]
Outstanding	15,441,177
Exercise price (in Dollars per share) | $ / shares		[3]
Issuance year	(****)	[3]
Exercisable through	(****)	[3]
Fair value	220,704
Outstanding Warrants Sixteen [Member]
Class of Warrant or Right [Line Items]
Outstanding	6,617,647
Exercise price (in Dollars per share) | $ / shares	$ 0.17	[5]
Issuance year	2018
Exercisable through	2020(*******)	[7]
Fair value	50,510
Outstanding Warrants Seventeen [Member]
Class of Warrant or Right [Line Items]
Outstanding	11,764,706
Exercise price (in Dollars per share) | $ / shares	$ 0.17	[5]
Issuance year	2018
Exercisable through	2020(*******)	[7]
Fair value	107,602
Outstanding Warrants Eighteen [Member]
Class of Warrant or Right [Line Items]
Outstanding	1,411,765
Exercise price (in Dollars per share) | $ / shares	$ 0.17	[5]
Issuance year	2019
Exercisable through	2024
Fair value	49,100
Outstanding Warrants Nineteen [Member]
Class of Warrant or Right [Line Items]
Outstanding	5,882,352
Exercise price (in Dollars per share) | $ / shares	$ 0.17	[5]
Issuance year	2019
Exercisable through	2021(*******)	[7]
Fair value	61,541
Outstanding Warrants Twenty [Member]
Class of Warrant or Right [Line Items]
Outstanding	18,382,352
Exercise price (in Dollars per share) | $ / shares	$ 0.17	[5]
Issuance year	2019
Exercisable through	2021(******)	[6]
Fair value	262,742
Outstanding Warrants Twenty One [Member]
Class of Warrant or Right [Line Items]
Outstanding	13,970,587
Exercise price (in Dollars per share) | $ / shares	$ 0.17	[5]
Issuance year	2019
Exercisable through	2021(*******)	[7]
Fair value	227,998

[1]	Contains warrants presented at fair value within current liabilities of $158,112 and within non-current liabilities of $1,346,000.
[2]	Subject to changes as describe in the agreement.
[3]	Since the actual number of warrants cannot be determined as of December 31, 2019, the outstanding amounts were calculated based on an exercise price of $0.17, which results in the maximum potential amount of warrants.
[4]	Less than $0.01.
[5]	Subject to a mechanism described in the agreement but not less than $0.17, therefore, the outstanding amounts were calculated based on an exercise price of $0.17, which results in the maximum potential amount of warrants.
[6]	Two years from the registration statement or a PO, the earlier
[7]	Two years or a PO, the earlier.